Schedule of Company Equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 33,522	$ 20,523
ANGUILLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	60	91
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	20,143	8,542
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	9,279	11,055
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 4,040	$ 835